Notes receivable (Tables)	12 Months Ended
Dec. 31, 2024
Financing Receivable, after Allowance for Credit Loss [Abstract]
Schedule of notes receivable
Notes receivable consists of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Current portion of notes receivable	$451	$7,020
Long-term note receivable	2,037	—
Total notes receivable	$2,488	$7,020